(Loss) Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2019
Earnings per share [abstract]
Reconciliation of Basic and Diluted (Loss) Earnings Per Share
The following is a reconciliation of basic and diluted (loss) earnings per share:

Basic (loss) earnings per share

	Year ended June 30, 2019	Year ended June 30, 2018
Net (loss) income attributable to Aurora shareholders	$(290,837)	$71,936
Weighted average number of common shares outstanding	1,015,750,485	459,782,532
Basic (loss) earnings per share	$(0.29)	$0.16

Diluted (loss) earnings per share

	Year ended June 30, 2019	Year ended June 30, 2018
Net (loss) income attributable to Aurora shareholders	$(290,837)	$71,936
Dilutive effect on income	—	—
Adjusted net (loss) income attributable to Aurora shareholders	$(290,837)	$71,936

Weighted average number of common shares outstanding - basic	1,015,750,485	459,782,532
Dilutive effect of options outstanding	—	7,121,278
Dilutive effect of warrants outstanding	—	3,211,970
Dilutive effect of RSU and DSUs	—	1,202,699
Dilutive effect of convertible debentures outstanding	—	18,232
Weighted average number of common shares outstanding - diluted	1,015,750,485	471,336,711
Diluted (loss) earnings per share	$(0.29)	$0.15